Share capital, share premium and other reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share capital, share premium and other reserves
Summary of Share capital and share premium

		At 31 December 2022 and 2023
Ordinary shares at £0.01 each	Number	9,234,573,831
Share capital	£'000	92,346
Share premium	£'000	–

Summary of other reserves

The analysis of other reserves is as follows:

	Cumulative translation reserve £m	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January 2022	448	–	8	(11,640)	(11,184)
Other comprehensive income	–	–	142	–	142
Effective portion of changes in fair value of hedging instruments	–	–	–	–	–
Amount reclassified to income statement	–	–	–	–	–
Effect of change in ultimate holding company	–	–	–	(47)	(47)
Exchange movements on overseas net assets	598	–	–	–	598
As at 31 December 2022	1,046	–	150	(11,687)	(10,491)
Other comprehensive income	–	–	12	–	12
Effective portion of changes in fair value of hedging instruments	–	–	–	–	–
Amount reclassified to income statement	–	–	(23)	–	(23)
Purchase of shares by employee benefit trust	–	(38)	–	–	(38)
Exchange movements on overseas net assets	(420)	–	–	–	(420)
As at 31 December 2023	626	(38)	139	(11,687)	(10,960)

1	Shares owned through an EBT. The total number of shares held in connection with employee share schemes as at 31 December 2023 was 10.4m.

The cumulative translation exchange in equity is attributable to:

	Shareholders of the Group £m	Non- controlling interests £m	Total cumulative translation reserve £m
As at 1 January 2022	448	16	464
Exchange movements on overseas net assets	598	(10)	588
As at 31 December 2022	1,046	6	1,052
Exchange movements on overseas net assets	(420)	(7)	(427)
As at 31 December 2023	626	(1)	625